                                         [LETTERHEAD]


VIA FACSIMILE

October 31, 1996

Mr. David Maltz
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  American Crystal Sugar Company
          Request for Acceleration
          Registration Statement on Form S-1
          File No. 333-11693

Dear Mr. Maltz:

On behalf of American Crystal Sugar Company (the "Company"), I have attached a request for acceleration of effectiveness of the Company's Registration Statement on Form S-1 (Registration No. 333-11693) to October 31, 1996, or as soon thereafter as is practicable. The request will be also included in the electronic filing containing Amendment No. 2 to the Registration Statement.

I have also enclosed a copy of a letter to the Commission regarding distribution of the prospectus in the offering. (That letter will also be included in the filing containing Amendment No. 2 to the Registration Statement.)

Please telephone me at (612) 291-9398 with any questions or comments concerning the foregoing. Thank you very much for your assistance in this matter.


Very truly yours,

/s/ Ronald D. McFall

Ronald D. McFall



RDM/czl
Enclosure

cc:  Mr. Samuel Wai
     Mr. Derek Devgun

                           AMERICAN CRYSTAL SUGAR COMPANY
                               101 NORTH THIRD STREET
                           MOORHEAD, MINNESOTA 56560-1990




October 31, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  American Crystal Sugar Company
          Registration Statement No. 333-11693

Ladies and Gentlemen:

The undersigned, American Crystal Sugar Company, respectfully requests that the effective date of its Registration Statement on Form S-1 (No. 333-11693), relating to shares of the Company's Preferred Stock and Common Stock, be accelerated and that such Registration Statement be permitted to become effective prior to the close of business on October 31, 1996, or as soon thereafter as practicable.


Very truly yours,

AMERICAN CRYSTAL SUGAR COMPANY

By    /s/ Samuel S. M. Wai
  -----------------------------
   Samuel S. M. Wai, Treasurer

October 31, 1996


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549
Attention:  Mr. David Maltz


Re:  American Crystal Sugar Company
     Registration Statement No. 333-11693, Form S-1


Dear Mr. Maltz:

     Pursuant to Rule 460 of the General Rules and Regulations under the Securities Act of 1933, in ruling upon requests for the acceleration of the effective date of a registration statement, the Commission may consider whether the persons making the offering have taken reasonable steps to make the information contained in the registration statement conveniently available to those underwriters and dealers who are to participate in the distribution of the securities in question. Although no underwriters or dealers are to participate in the above-referenced offering, we ask the Commission's staff to consider the following information when considering the undersigned's request that the effectiveness of American Crystal Sugar Company's Registration Statement be accelerated to October 31, 1996 or as soon thereafter as practicable.

     The structure of the offering described in the Registration Statement is such that all current and prospective members of American Crystal Sugar Company will have ample opportunity to review the final prospectus. Once the Registration Statement is declared effective, the Company will distribute its final prospectus to its current members and certain prospective members. With the final prospectus, the current and prospective members will receive the subscription documents necessary to purchase shares of the Company's Common and Preferred Stock. Executed subscription documents may be returned to the Company at any time before 5:00 p.m. on November 22, 1996. As a result, prospective purchasers of shares will have a period of approximately 3 weeks in which to evaluate the information contained in the final prospectus and make their decision regarding the purchase of the Company's shares.

                                                                 Mr. David Maltz
                                                                October 31, 1996
                                                                          Page 2


     Also, given that no underwriters, broker-dealers or members of the National Association of Securities Dealers, Inc. are to participate in or receive any compensation with respect to the proposed sale of the Company's shares, review of the Registration Statement by the National Association of Securities Dealers, Inc. is not required under the rules of that organization.


Very truly yours,

American Crystal Sugar Company

By  /s/ Samuel S. M. Wai
  ---------------------------------
  Samuel S. M. Wai, Treasurer